Brandes Investment Trust

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated January 25, 2021 to the Statutory Prospectus dated July 1, 2020, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on January 25, 2021 (Accession No. 0001193125-21-015975).